Remuneration of key management	12 Months Ended
Dec. 31, 2023
Key Management Personnel Disclosure [Abstract]
Remuneration of key management	3.2. Remuneration of key management
Remuneration of the Group Leadership Team
The amounts below represent each member’s time on the
Group Leadership Team.

EURm	2023	2022	2021
Short-term benefits	13	17	20
Post-employment benefits(1)	1	1	2
Share-based payments	13	13	12
Termination benefits(2)	—	1	—
Total	27	32	34
(1)The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.
(2)Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.
Remuneration of the President and CEO

EUR	2023	2022	2021
Base salary	1 322 750	1 300 000	1 300 000
Cash incentive payments	1 079 695	2 342 438	2 975 781
Share-based payment expenses(1)	5 041 885	5 425 169	4 263 505
Pension expenses	422 274	406 806	589 873
Other benefits(2)	95 756	113 850	35 731
Total	7 962 360	9 588 263	9 164 890
(1)Represents the expense for all outstanding equity grants recorded during the year.
(2)Other benefits consist of telephone, car, driver, mobility, tax compliance support and medical insurance.
Terms of termination of employment of the President
and CEO
The President and CEO, Pekka Lundmark, may terminate his
service agreement at any time with 12 months’ prior notice.
The President and CEO would either continue to receive salary and benefits during the notice period or, at Nokia’s discretion, a lump sum of equivalent value. Additionally, the President and
CEO would be entitled to any short- or long-term incentives
that would normally vest during the notice period. Any
unvested equity awards would be forfeited after termination.
In the event that the President and CEO terminates his service agreement based on a final arbitration award demonstrating
Nokia’s material breach of the service agreement, he is entitled to a severance payment equaling up to 12 months of
compensation, including annual base salary, benefits and target incentive. Any unvested equity awards would be forfeited
after termination.
Remuneration of the Board of Directors

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2023			2022			2021
	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number
Sari Baldauf, Chair (4)(5)	465 000	10 000	47 427	440 000	—	36 217	440 000	—	43 711
Søren Skou, Vice Chair(4)	225 000	14 000	22 948	210 000	9 000	17 285	175 000	7 000	17 385
Timo Ahopelto(5)(6)	210 000	10 000	21 418	—	—	—	—	—	—
Bruce Brown	—	5 000	—	210 000	17 000	17 285	200 000	7 000	19 868
Elizabeth Crain(4)(6)	215 000	15 000	21 928	—	—	—	—	—	—
Thomas Dannenfeldt(4)(6)	230 000	9 000	23 458	200 000	9 000	16 462	185 000	7 000	18 378
Lisa Hook(4)	200 000	17 000	20 399	185 000	7 000	15 227	—	—	—
Jeanette Horan(5)(6)	210 000	10 000	21 418	195 000	—	16 050	185 000	7 000	18 378
Edward Kozel	—	5 000	—	205 000	12 000	16 874	195 000	7 000	19 372
Thomas Saueressig(5)	195 000	14 000	19 889	180 000	7 000	14 816	—	—	—
Carla Smits-Nusteling(6)	215 000	14 000	21 928	200 000	9 000	16 462	190 000	9 000	18 875
Kari Stadigh	—	—	—	—	—	—	200 000	7 000	19 868
Kai Öistämö(5)	205 000	10 000	20 908	180 000	5 000	14 816	—	—	—
Total	2 370 000	133 000		2 205 000	75 000		1 770 000	51 000

(1)Annual fees consist of Board member fees and Committee chair and member fees.
(2)Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on 4 April 2023, and meeting fees accrued and paid in 2023 for the term that began at the same meeting.
(3)Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately  60% is paid in cash.
(4)Annual fees in 2023 include EUR 30 000 for Thomas Dannenfeldt as Chair and EUR 15 000 for Sari Baldauf,  Elizabeth Crain, Lisa Hook and Søren Skou as members of the Personnel Committee.
(5)Annual fees in 2023 include EUR 20 000 for Kai Öistämö as Chair and EUR 10 000 for, Timo Ahopelto, Sari Baldauf, Jeanette Horan and Thomas Saueressig as members of the Technology Committee.
(6)Annual fees in 2023 include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Timo Ahopelto, Elizabeth Crain, Thomas Dannenfeldt and Jeanette Horan as members of the Audit Committee.